Shareholder Report, Holdings (Details) - C000255733	Apr. 30, 2025
Apple8653177
Holdings [Line Items]
Percent of Total Investments	6.00%
NVIDIA8653387
Holdings [Line Items]
Percent of Total Investments	4.80%
Microsoft8653372
Holdings [Line Items]
Percent of Total Investments	4.50%
Amazon.com8653168
Holdings [Line Items]
Percent of Total Investments	3.20%
Meta Platforms8653365
Holdings [Line Items]
Percent of Total Investments	3.10%
Alphabet8653161
Holdings [Line Items]
Percent of Total Investments	2.80%
Johnson & Johnson8653334
Holdings [Line Items]
Percent of Total Investments	2.60%
Alphabet8653163
Holdings [Line Items]
Percent of Total Investments	2.50%
JPMorgan Chase8653336
Holdings [Line Items]
Percent of Total Investments	1.80%
Altria Group8653166
Holdings [Line Items]
Percent of Total Investments	1.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%